Guarantees with third parties, contingent assets and, liabilities, and other commitments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Other Provisions [Abstract]
Summary of Direct and Indirect Guarantees

				Assets Committed
	Debtor					Carrying	Outstanding balance as of
Creditor of Guarantee	Company	Relationship	Type of Guarantee	Type	Currency	Amount	Currency	12-31-2021	12-31-2020
Mitsubishi Corporation	Enel Generación Costanera S.A.	Creditor	Pledge	Combined cycle	US$	30,341	US$	41,953	46,802
BNDES	Enel Distribución Rio S.A.	Creditor	Pledge on collection and others	Collections	US$	4,603	US$	2,099	3,845
Miscellaneous creditors	Enel Distribución Ceará S.A.	Creditor	Pledge on collection and others	Collections	US$	11,823	US$	59,626	74,198
Banco Bradesco	Enel Distribución Goiás S.A.	Creditor	Pledge on collection and others	Collections	US$	19,316	US$	26,096	43,802
Fundação Cesp	Enel Distribuicao Sao Paulo S.A.	Creditor	Pledge on collection and others	Down Payment	US$	—	US$	—	816,798
Miscellaneous creditors	Enel Green Power Brasil	Creditor	Various	Escrow Account	US$	501,277	US$	321,352	—
Miscellaneous creditors	Enel Generación Piura S.A.	Creditor	Mortgage	Fixed Assets	US$	20,065	US$	8,638	16,933
Miscellaneous creditors	Enel Distribución Perú S.A.	Creditor	Mortgage	Fixed Assets	US$	32,713	US$	16,520	24,065
Banco Continental SA	Enel Generación Perú S.A.	Creditor	Mortgage	Fixed Assets	US$	2,198	US$	2,221	7,129

				Debtor			Outstanding balance as of
Type	Contract Name	Ending Date	Creditor of Guarantee	Company	Relationship	Type of Guarantee	Currency	12-31-2021	12-31-2020

Joint & Several	Bono H	October 2028	Bondholders Enel Generación Chile Bonds Program (formerly Endesa Chile)	Enel Generación Chile	Divided companies of the original debtor, Endesa Chile (joint debtor Endesa Américas and post-merger Enel Américas) *	Joint co-debtor	US$	55,893	70,897
Joint & Several	Bono M	December 2029	Bondholders Enel Generación Chile Bonds Program (formerly Endesa Chile)	Enel Generación Chile	Divided companies of the original debtor, Endesa Chile (joint debtor Endesa Américas and post-merger Enel Américas) *	Joint co-debtor	US$	267,394	335,240
Bank Loan	BNP PARIBAS 4131	February 2022	BNP PARIBAS	Enel Distribución Río	Enel Brasil	Guarantor	US$	74,137	79,612
Bank Loan	BNP PARIBAS 4131 II	December 2022	BNP PARIBAS	Enel Distribución Río	Enel Brasil	Guarantor	US$	39,458	39,230
Bank Loan	CITIBANK 4131 II	March 2021	CITIBANK	Enel Distribución Río	Enel Brasil	Guarantor	US$	—	96,461
Bank Loan	ITAÚ 4131	July 2021	ITAÚ	Enel Distribución Río	Enel Brasil	Guarantor	US$	—	77,194
Bank Loan	SCOTIABANK 4131 III	February 2025	SCOTIABANK	Enel Distribución Río	Enel Brasil	Guarantor	US$	37,115	—
Bank Loan	SCOTIABANK 4131 IV	February 2025	SCOTIABANK	Enel Distribución Río	Enel Brasil	Guarantor	US$	22,249	—
Bank Loan	BNDES FINAME GIRO	May 2023	BNDES	Enel Distribución Goiás S.A.	Enel Brasil	Guarantor	US$	9,927	18,170
Bank Loan	SCOTIABANK 4131 CELG	August 2022	SCOTIABANK	Enel Distribución Goiás S.A.	Enel Brasil	Guarantor	US$	49,336	48,870
Bank Loan	BNP PARIBAS 4131 II	March 2021	BNP PARIBAS- CREDIT AGREEMENT	Enel Distribución Goias (former-CELG)	Enel Brasil	Guarantor	US$	—	33,108
Bonds	DEBÊNTURES - 23ª EMISSÃO – 1st series	September 2021	DEBENTURES	Enel Distribución Sao Paulo	Enel Brasil	Guarantor	US$	—	136,305
Bonds	DEBÊNTURES - 23ª EMISSÃO – 2nd series	September 2023	DEBENTURES	Enel Distribución Sao Paulo	Enel Brasil	Guarantor	US$	256,055	270,297
Bank Loan	SCOTIABANK 4131	April 2023	SCOTIABANK	EGP Cachoeira Dourada	Enel Brasil	Guarantor	US$	31,363	—
Bank Loan	BNDES BOA VISTA B1, B2 e B3	December 2034	BNDES	EGP BOA VISTA	EGP BRASIL	Guarantor	US$	13,344	—
Bank Loan	SAN 4131 EGP- 1	August 2033	BANCO SANTANDER (BRASIL) S.A.	EGP Brasil	Enel SPA	Guarantor	US$	51,014	—
Bank Loan	CHINA 4131 EGP- 1	August 2033	BANK OF CHINA LTD - MILAN BRANCH	EGP Brasil	Enel SPA	Guarantor	US$	53,096	—
Bank Loan	SAN 4131 EGP- 2	August 2033	BANCO SANTANDER (BRASIL) S.A.	EGP Brasil	Enel SPA	Guarantor	US$	45,631	—
Bank Loan	CHINA 4131 EGP- 2	August 2033	BANK OF CHINA LTD - MILAN BRANCH	EGP Brasil	Enel SPA	Guarantor	US$	47,493	—
Bank Loan	BNDES DELFINA B A1, A2 e A3	September 2034	BNDES	EGP DELFINA B	EGP BRASIL	Guarantor	US$	13,865	—
Bank Loan	BNDES DELFINA C B1, B2 e B3	September 2034	BNDES	EGP DELFINA C	EGP BRASIL	Guarantor	US$	3,247	—
Bank Loan	BNDES DELFINA D A1, A2, A3, C1 e C2	September 2034	BNDES	EGP DELFINA D	EGP BRASIL	Guarantor	US$	13,888	—
Bank Loan	BNDES DELFINA E A1, A2, A3, D1 e D2	September 2034	BNDES	EGP DELFINA E	EGP BRASIL	Guarantor	US$	13,954	—
Bank Loan	CHINA 4131 ITUVERAVA N	December 2031	BANK OF CHINA	EGP ITUVERAVA NORTE	ENEL SPA	Guarantor	US$	12,448	—
Bank Loan	SAN 4131 ITUVERAVA N	December 2031	BANCO SANTANDER BRASIL	EGP ITUVERAVA NORTE	ENEL SPA	Guarantor	US$	11,960	—
Bank Loan	PROPARCO 4131 ITUVERAVA N	December 2031	PROPARCO	EGP ITUVERAVA NORTE	ENEL SPA	Guarantor	US$	26,951	—
Bank Loan	CHINA 4131 ITUVERAVA N	December 2031	BANK OF CHINA	EGP ITUVERAVA SUL	ENEL SPA	Guarantor	US$	18,673	—
Bank Loan	SAN 4131 ITUVERAVA N	December 2031	BANCO SANTANDER BRASIL	EGP ITUVERAVA SUL	ENEL SPA	Guarantor	US$	17,941	—
Bank Loan	PROPARCO 4131 ITUVERAVA N	June 2032	PROPARCO	EGP ITUVERAVA SUL	ENEL SPA	Guarantor	US$	40,427	—
Bank Loan	CHINA 4131 ITUVERAVA N	December 2031	BANK OF CHINA	EGP ITUVERAVA	ENEL SPA	Guarantor	US$	12,448	—
Bank Loan	SAN 4131 ITUVERAVA N	December 2031	BANCO SANTANDER BRASIL	EGP ITUVERAVA	ENEL SPA	Guarantor	US$	11,960	—
Bank Loan	PROPARCO 4131 ITUVERAVA N	June 2032	PROPARCO	EGP ITUVERAVA	ENEL SPA	Guarantor	US$	26,951	—
Bank Loan	BNDES SÂO ABRAÂO A1, A2 e A3	December 2034	BNDES	EGP SAO ABRAAO	EGP BRASIL	Guarantor	US$	13,377	—
Bank Loan	BEI 1 PERGEIBPTMO1	December 2032	European Investment Bank	EGP Perú	Enel SPA	Guarantor	US$	88,970	—
Bank Loan	BEI 1 PERGEIBPTMO2	July 2033	European Investment Bank	EGP Perú	Enel SPA	Guarantor	US$	48,469	—
						Total		1,429,034	1,205,384

(*) Upon the demerger of the original issuer into Endesa Chile (currently Enel Generación Chile S.A.) and Endesa Américas, and in accordance with the bond indenture, all entities arising from the demerger are liable for the debt, regardless that the payment obligation remains in Enel Generación Chile S.A. After the merger carried out in 2016, the Company became liable for the obligations of Endesa Américas.

Schedule of financial debt contracts contain cross default clauses

Financial restrictions	Enel Américas	Enel Américas	Enel Américas	Enel Américas
Type of restricted instrument	Revolving credit facility	Yankee Bonds	Yankee Bonds	B2 Series Bonds
Restriction to be met by the Reporting Entity or Subsidiary	Any debt held by Enel Américas for any financial debt in default, and where the principal owed leading to cross default exceeds US$150 million in a single debt.	Any financial debt held by Enel Américas or any Significant Subsidiary, for any amount in default, and where the principal owed leading to cross default exceeds US$150 million in a single debt.	Any financial debt held by Enel Américas, for any amount in default, and where the principal owed leading to cross default exceeds US$30 million in a single debt.	Any financial debt held by Enel Américas, for any amount in default, and where the principal owed leading to cross default exceeds 3% of Total Consolidated Assets, at stand-alone or aggregate level.
Creditor	BBVA, S.A. New York Branch	BNY Mellon (representative of bond holders)	BNY Mellon (representative of bond holders)	Banco Santander (representative of bond holders)
Registration number	-	ISIN: US29274FAF18	ISIN: US29274FAC86	BENER-B2 Registration No. 269
Indicator or financial ratio name	Cross default	Cross default	Cross default	Cross default
Frequency of measurement	Quarterly	Quarterly	Quarterly	Quarterly
Mechanism to calculate or define the indicator or ratio	Debt in default exceeding US$150 million in principal owed, individually.	Debt in default exceeding US$150 million in principal owed, individually.	Debt in default exceeding US$30 million in principal owed, individually.	Debt in default exceeding 3% of Total Consolidated Assets, individually or in aggregate.
Restriction must be met (Range, Value, Measurement Unit)	Having no individual debts in default exceeding US$150 million.	Having no individual debts in default exceeding US$150 million.	Having no individual debts in default exceeding US$30 million.	Having no individual debts in default exceeding 3% of Total Consolidated Assets.
Indicator or ratio determined by the Company	There are no individual debts in default exceeding US$150 million.	There are no individual debts in default exceeding US$150 million.	There are no individual debts in default exceeding US$30 million.	There are no debts in default exceeding 3% of Total Consolidated Assets, individually or in aggregate.
Compliance YES/ NO	Yes	Yes	Yes	Yes
Accounts used to calculate the indicator or ratio	-	-	-	-

Schedule of financial covenants

Financial restrictions	Enel Américas	Enel Américas	Enel Américas	Enel Distribución Perú
Type of restricted instrument	B2 Series Bonds	B2 Series Bonds	B2 Series Bonds	IV Program Bonds
Restriction to be met by the Reporting Entity or Subsidiary	A Minimum Equity of Ch$718,262 million must be maintained, and this limit is updated at the close of each year, as established by contract.	An Indebtedness Ratio, defined as the ratio of Current Liabilities to Equity, must remain lower or equal to 2.24.	Assets that may constitute collateral or Total Free Assets must be kept at a ratio greater or of equal than 1 with respect to Unsecured Current Liabilities.	A Net Indebtedness to Equity ratio must remain of less than or equal to 1.70.
Creditor	Banco Santander Chile (Representative of Bond Holders)	Banco Santander Chile (Representative of Bond Holders)	Banco Santander Chile (Representative of Bond Holders)	Banco Continental S.A. (Representative of Bond Holders)
Registration number	BENER-B2 Registration No. 269	BENER-B2 Registration No. 269	BENER-B2 Registration No. 269	ISIN: PEP70101M498; PEP70101M506; PEP70101M514; PEP70101M522; 'PEP70101M530
Indicator or financial ratio name	Minimum Equity	Indebtedness Ratio	Assets that can Constitute Collateral	Indebtedness Ratio
Frequency of measurement	Quarterly	Quarterly	Quarterly	Quarterly
Mechanism to calculate or define the indicator or ratio

Equity corresponds to Equity attributable to the controller’s owners, which is different from the Minimum Equity level to be adjusted by a percentage, as long as it is positive, of the annual variation in the Consumer Price Index, multiplied by the difference between 1 less than the Non-Monetary Assets in Chile recorded in Chilean pesos and the Equity attributable to the Controlling Company. If the annual variation in the Consumer Price Index is negative or the ratio of Non-Monetary Assets in Chile recorded in Chilean pesos to Equity Attributable to the Controlling Company is greater than one, there will be no adjustment that year.

The Current Liabilities is the sum of of total current liabilities and total non-current liabilities.

The Equity is the sum of Equity attributable to the controller’s owners and the Non-controlling interest.

The Total Free Assets is the difference between Total Net Assets and Total Encumbered Assets. Total Net Assets considers the Total Assets minus the sum of cash on hand, bank balances, current accounts receivable from related companies, current prepayments, non-current accounts receivable from related companies, and identifiable gross intangible assets, while Total Encumbered Assets corresponds to assets committed as direct guarantees. The Unsecured Current Liabilities correspond to the sum of total current liabilities and total non-current liabilities, minus Secured Liabilities through direct and indirect guarantees.

The sume of Total Liabilities minus Cash divided by Equity.
Restriction must be met (Range, Value, Measurement Unit)	A Minimum Equity of Ch$718,262 million must be maintained, and this limit is updated at the close of each year, as established by contract.	An Indebtedness Ratio, defined as the ratio of Current Liabilities to Equity, must remain of lower or equal to 2.24.	Assets that may constitute collateral must be kept at a ratio of greater or equal than 1 with respect to Unsecured Current Liabilities.	An Indebtedness Ratio of less than or equal to 1.70 must be kept.
Indicator or ratio determined by the Company	ThCh$12,695,769,256	1.33	1.35	1.01
Compliance YES/ NO	Yes	Yes	Yes	Yes
Accounts used to calculate the indicator or ratio	Equity attributable to the controller’s owners and the Non-controlling interest	Total Current Liabilities; Total Non-Current Liabilities; Equity attributable to the controller’s owners; Non-controlling interest

Total Assets; Cash on Hand; Bank Balances; Current accounts receivable from related companies; Current prepayments; Non-current accounts receivable from related companies; identifiable gross intangible assets; Assets committed through direct guarantees; Total current liabilities; Total non-current liabilities; Secured Liabilities through direct and indirect guarantees.

Total Liabilities; Deferred Liabilities; Cash; Equity

Financial restrictions	Enel Generación Perú	Enel Distribución Rio	Enel Distribución Rio	Enel Distribución Ceará
Type of restricted instrument	III Program Bonds	Cred. with Fin. Inst.	Cred. with Fin. Inst.	Bonds 5th, 6th and 7th Issues
Restriction to be met by the Reporting Entity or Subsidiary	An Indebtedness Ratio of less than or equal to 1.50 must be kept.	Must maintain a ratio of debt payment capacity to EBITDA of less than or equal to 3.50.	A relationship must be maintained between Debt payment capacity over the sum of debt and Equity of less than or equal to 0.60.	A ratio between Debt payment capacity over EBITDA must be maintained of less than or equal to 3.50.
Creditor	Banco Continental S.A. (Representative of Bond Holders)	Banco de Desarrollo de Brasil	Banco de Desarrollo de Brasil	Oliveira Trust Distribuidora de Títulos E Valores Mobiliarios S.A. (Representative of Bondholders)
Registration number	ISIN: PEP70051M198; PEP70051M354	-	-	ISIN: BRCOCEDBS077; BRCOCEDBS085; BRCOCEDBS0A3; BRCOCEDBS0B1; BRCOCEDBS0C9; BRCOCEDBS0D7
Indicator or financial ratio name	Indebtedness Ratio	Net Financial Debt / EBITDA	Total Financial Debt net of cash / (Total Bank Debt net of cash + Equity)	Net Financial Debt / EBITDA
Frequency of measurement	Quarterly	Annual	Annual	Quarterly
Mechanism to calculate or define the indicator or ratio	The sum of Financial Debt minus Cash is divided by Consolidated Net Equity.	The sum of Bank Debt minus Cash is divided by EBITDA.	Divide the sum of Bank Debt less Cash by the sum of this and Equity.	The sum of Financial Debt minus Cash is divided by EBITDA.
Restriction must be met (Range, Value, Measurement Unit)	An Indebtedness Ratio of less than or equal to 1.50 must be kept.	Must maintain a ratio of debt payment capacity to EBITDA of less than or equal to 3.50.	A relationship must be maintained between Debt payment capacity over the sum of debt and Equity of less than or equal to 0.60.	A ratio between Debt payment capacity over EBITDA must be maintained of less than or equal to 3.50.
Indicator or ratio determined by the Company	0.06	1.16	0.14	2.89
Compliance YES/ NO	Yes	Yes	Yes	Yes
Accounts used to calculate the indicator or ratio	Financial debt; Cash; Consolidated equity	Bank Debt, Cash, EBITDA	Bank Debt, Cash, Equity	Financial Debt, Cash, EBITDA

Financial restrictions	Enel Distribución Ceará	Enel Distribución Ceará	Enel Distribución Ceará	Enel Distribución Sao Paulo
Type of restricted instrument	Cred. with Fin. Inst.	Cred. with Fin. Inst.	Cred. with Fin. Inst.	23rd Issue Bonds
Restriction to be met by the Reporting Entity or Subsidiary	Must maintain a ratio of debt payment capacity to EBITDA of less than or equal to 3.50.	Must maintain a ratio of debt payment capacity to EBITDA of less than or equal to 3.50.	A relationship must be maintained between Debt payment capacity over the sum of debt and Equity of less than or equal to 0.60.	A ratio between Debt Payment Capacity over Adjusted EBITDA must be maintained of less than or equal to 3.50.
Creditor	Scotiabank, BNP Paribas, SMBC	Banco de Desarrollo de Brasil	Banco de Desarrollo de Brasil	Oliveira Trust Distribuidora de Títulos E Valores Mobiliarios S.A. (Representative of Bondholders)
Registration number	-	-	-	ISIN: BRELPLDBS0V6; BRELPLDBS001
Indicator or financial ratio name	Net Financial Debt / EBITDA	Net Financial Debt / EBITDA	Total Financial Debt net of cash / (Total Bank Debt net of cash + Equity)	Net Financial Debt / Adjusted EBITDA
Frequency of measurement	Quarterly	Annual	Annual	Quarterly
Mechanism to calculate or define the indicator or ratio	The sum of Financial Debt minus Cash is divided by EBITDA.	The sum of Financial Debt minus Cash is divided by EBITDA.	Divide the sum of Bank Debt less Cash by the sum of this and Equity.	The sum of Financial Debt less Cash is divided by Adjusted EBITDA less Financial Leasing Expenses
Restriction must be met (Range, Value, Measurement Unit)	A ratio between Debt payment capacity over EBITDA must be maintained of less than or equal to 3.50.	A ratio between Debt payment capacity over EBITDA must be maintained of less than or equal to 3.50.	A relationship must be maintained between Debt payment capacity over the sum of debt and Equity of less than or equal to 0.60.	A ratio between Debt Payment Capacity over Adjusted EBITDA must be maintained of less than or equal to 3.50.
Indicator or ratio determined by the Company	2.89	1.34	0.26	1.38
Compliance YES/ NO	Yes	Yes	Yes	Yes
Accounts used to calculate the indicator or ratio	Financial Debt, Cash, EBITDA	Financial Debt, Cash, EBITDA	Bank Debt, Cash, Equity	Financial Debt, Cash, EBITDA; Finance leases

Financial restrictions	Enel Distribución Sao Paulo	Enel Distribución Sao Paulo	Enel Distribución Sao Paulo	EGP Volta Grande
Type of restricted instrument	24th and 25th Issuance Bonds	Cred. with Fin. Inst.	Cred. with Fin. Inst.	1st Issue Bonds
Restriction to be met by the Reporting Entity or Subsidiary	A ratio between Debt Payment Capacity over Adjusted EBITDA must be maintained of less than or equal to 3.50.	A ratio between Debt Payment Capacity over Adjusted EBITDA must be maintained of less than or equal to 3.50.	A ratio between Debt Payment Capacity over Adjusted EBITDA must be maintained of less than or equal to 3.50.	A ratio between Debt payment capacity over EBITDA must be maintained of less than or equal to 4.00.
Creditor	Oliveira Trust Distribuidora de Títulos E Valores Mobiliarios S.A. (Representative of Bondholders)	BNP Paribas and MUFG	Scotiabank	Oliveira Trust Distribuidora de Títulos E Valores Mobiliarios S.A. (Representative of Bondholders)
Registration number	ISIN: BRELPLDBS0X2; BRELPLDBS0Y0; BRELPLDBS100
Indicator or financial ratio name	Net Financial Debt / Adjusted EBITDA	Net Financial Debt / Adjusted EBITDA	Net Financial Debt / Adjusted EBITDA	Net Financial Debt / EBITDA
Frequency of measurement	Quarterly	Quarterly	Quarterly	Quarterly
Mechanism to calculate or define the indicator or ratio	The sum of Financial Debt minus Cash is divided by Adjusted EBITDA plus Losses due to deactivation of assets and rights	The sum of Financial Debt minus Cash is divided by Adjusted EBITDA plus Losses due to deactivation of assets and rights	The sum of Financial Debt minus Cash is divided by EBITDA plus sectoral adjustments	The sum of Financial Debt minus Cash is divided by EBITDA.
Restriction must be met (Range, Value, Measurement Unit)	A ratio between Debt Payment Capacity over Adjusted EBITDA must be maintained of less than or equal to 3.50.	A ratio between Debt Payment Capacity over Adjusted EBITDA must be maintained of less than or equal to 3.50.	A ratio between Debt Payment Capacity over Adjusted EBITDA must be maintained of less than or equal to 3.50.	A ratio between Debt payment capacity over EBITDA must be maintained of less than or equal to 4.00.
Indicator or ratio determined by the Company	1.35	1.36	1.36	1.97
Compliance YES/ NO	Yes	Yes	Yes	Yes
Accounts used to calculate the indicator or ratio	Financial Debt, Cash, EBITDA	Financial Debt, Cash, EBITDA	Financial Debt, Cash, EBITDA	Financial Debt, Cash, EBITDA